Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per share reconciliation	The following table provides a reconciliation between basic and diluted earnings per share for the years ended December 31, 2021, 2020 and 2019:

In millions, except per share data	Year ended December 31,	2021	2020	2019
Net income		$4,892	$3,562	$4,216
Weighted-average basic shares outstanding		708.5	711.3	720.1
Dilutive effect of stock-based compensation		1.8	1.7	2.5
Weighted-average diluted shares outstanding		710.3	713.0	722.6
Basic earnings per share		$6.90	$5.01	$5.85
Diluted earnings per share		$6.89	$5.00	$5.83
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		0.5	0.7	0.5
Performance share units		0.1	0.3	0.2